CONSOLIDATING FINANCIAL STATEMENTS - CONSOLIDATING STATEMENT OF OPERATIONS (Detail 1) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Rental income									$ 605,991	$ 388,443	$ 375,135
Income from direct financing leases									59,936	56,719	5,203
Mortgage interest income									68,910	53,007	29,351
Other investment income - net									8,780	6,618	9,025
Total operating revenues	$ 210,512	$ 201,974	$ 197,711	$ 133,420	$ 131,321	$ 130,665	$ 121,800	$ 121,001	743,617	504,787	418,714
Expenses
Depreciation and amortization									210,703	123,257	128,646
General and administrative									38,568	25,888	21,588
Acquisition costs									57,525	3,948	245
Impairment loss on real estate properties									17,681	3,660	415
Provisions for uncollectible mortgages, notes and accounts receivable									7,871	2,723	2,141
Total other expense									332,348	159,476	153,035
Income before other income and expense									411,269	345,311	265,679
Other income (expense)
Interest income									285	44	41
Interest expense									(147,381)	(119,369)	(100,381)
Interest - amortization of deferred financing costs									(6,990)	(4,459)	(2,779)
Interest - refinancing (costs) gain									(28,837)	(3,041)	11,112
Realized loss on foreign exchange									(173)
Total other expense									(183,096)	(126,825)	(92,007)
Income before gain on assets sold									228,173	218,486	173,672
Gain on assets sold - net									6,353	2,863	(1,151)
Income from continuing operations before income taxes									234,526	221,349	172,521
Income taxes									(1,211)
Net income									233,315	221,349	172,521
Net income attributable to noncontrolling interest									(8,791)
Net income available to common stockholders	$ 60,642	$ 79,402	$ 41,428	$ 43,052	$ 56,990	$ 61,713	$ 46,817	$ 55,829	224,524	221,349	172,521
Net income									233,315	221,349	172,521
Other comprehensive loss - foreign currency translation									(8,413)
Other comprehensive loss - cash flow hedges									(718)
Total comprehensive income									224,184	221,349	172,521
Add: other comprehensive loss attributable to noncontrolling interest									419
Comprehensive income attributable to common stockholders									224,603	221,349	172,521
Issuer & Subsidiary Guarantors
Revenues
Rental income									564,112	379,180	365,933
Income from direct financing leases									59,936	56,719	5,203
Mortgage interest income									68,910	53,007	29,351
Other investment income - net									8,780	6,618	9,025
Total operating revenues									701,738	495,524	409,512
Expenses
Depreciation and amortization									194,328	119,367	124,834
General and administrative									38,140	25,778	21,484
Acquisition costs									55,012	3,948	245
Impairment loss on real estate properties									17,681	3,660	415
Provisions for uncollectible mortgages, notes and accounts receivable									7,871	2,723	2,141
Total other expense									313,032	155,476	149,119
Income before other income and expense									388,706	340,048	260,393
Other income (expense)
Interest income									272	32	29
Interest expense									(135,631)	(117,257)	(97,883)
Interest - amortization of deferred financing costs									(6,969)	(4,438)	(2,763)
Interest - refinancing (costs) gain									(28,837)	(3,041)	11,112
Realized loss on foreign exchange									(173)
Equity in earnings									10,610	3,142	2,784
Total other expense									(160,728)	(121,562)	(86,721)
Income before gain on assets sold									227,978	218,486	173,672
Gain on assets sold - net									6,353	2,863	(1,151)
Income from continuing operations before income taxes									234,331
Income taxes									(1,016)
Net income									233,315	221,349	172,521
Net income attributable to noncontrolling interest									(8,791)
Net income available to common stockholders									224,524	221,349	172,521
Net income									233,315	221,349	172,521
Other comprehensive loss - foreign currency translation									(8,413)
Other comprehensive loss - cash flow hedges									(718)
Total comprehensive income									224,184
Add: other comprehensive loss attributable to noncontrolling interest									419
Comprehensive income attributable to common stockholders									224,603
Non - Guarantor Subsidiaries
Revenues
Rental income									41,879	9,263	9,202
Total operating revenues									41,879	9,263	9,202
Expenses
Depreciation and amortization									16,375	3,890	3,812
General and administrative									428	110	104
Acquisition costs									2,513
Total other expense									19,316	4,000	3,916
Income before other income and expense									22,563	5,263	5,286
Other income (expense)
Interest income									13	12	12
Interest expense									(11,750)	(2,112)	(2,498)
Interest - amortization of deferred financing costs									(21)	(21)	(16)
Total other expense									(11,758)	(2,121)	(2,502)
Income before gain on assets sold									10,805	3,142	2,784
Income from continuing operations before income taxes									10,805
Income taxes									(195)
Net income									10,610	3,142	2,784
Net income available to common stockholders									10,610	3,142	2,784
Net income									10,610	3,142	2,784
Total comprehensive income									10,610
Comprehensive income attributable to common stockholders									10,610
Elimination Company
Other income (expense)
Equity in earnings									(10,610)	(3,142)	(2,784)
Total other expense									(10,610)	(3,142)	(2,784)
Income before gain on assets sold									(10,610)	(3,142)	(2,784)
Income from continuing operations before income taxes									(10,610)
Net income									(10,610)	(3,142)	(2,784)
Net income available to common stockholders									(10,610)	(3,142)	(2,784)
Net income									(10,610)	$ (3,142)	$ (2,784)
Total comprehensive income									(10,610)
Comprehensive income attributable to common stockholders									$ (10,610)